As filed with the Securities and Exchange Commission on April 28, 2025
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 18 (File No. 333-186220)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 124 (File No.811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2025 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2025
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)
RAVA 5 Select® Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017)
RAVA 5 Access® Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to June 22, 2020)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access variable annuities (the Contract), an individual flexible premium deferred combination fixed/variable annuity contract issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”). The RAVA 5 Advantage Contract offers seven-year and ten-year surrender charge schedules. All material terms and conditions of the contracts, including distribution channels, are described in this prospectus.
The contracts are no longer available for new purchases. These contracts are no longer being sold and this prospectus is designed for current contract owners. In addition, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 1

2 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 3

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Internal Revenue Code of 1986 (the Code)
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

4 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•
Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
Separate Account: An insulated segregated account, the assets of which are invested solely in the underlying Funds. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 5

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
Each Contract provides for different surrender charge periods and percentages.
RAVA 5 Advantage. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first 7 years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you elect a ten-year surrender charge schedule and you withdraw money during the first 10 years from date of each purchase payment, you may be assessed a surrender charge of up to 8% of the purchase payment withdrawn. For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
RAVA 5 Select. If you withdraw money during the first 4 years from the contract date, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a
$100,000 investment.
RAVA 5 Access. No surrender charge is assessed.
Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.

6 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract, surrender charge schedule and size of Contract Value)	0.96%	1.51%
	Fund options (Funds fees and expenses)(2)	0.38%	2.44%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily contract value in the Variable Account. The Maximum is a percentage of the greater of Contract Value or Minimum Contract Accumulation Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,651	Highest Annual Cost: $3,745
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges which may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.
				Principal Risks Charges– Surrender Charge

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 7

	RISKS	Location in Statutory Prospectus
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any fixed account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds The Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•Certain optional benefits may limit subsequent purchase payments.
•Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.
Buying Your Contract —Purchase Payments Optional Benefits – Important SecureSource series Rider Considerations Appendix A: Funds Available Under the Contract
TAXES
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes

8 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

	CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 9

Overview of the Contract
Purpose: The purpose of the contracts is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you may have the option of making additional purchase payments in the future, subject to certain limitations.

The contracts offer various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contracts have two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the regular Fixed Account(subject to special restrictions and not available for RAVA 5 Access contracts) and the Special DCA Fixed Account which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of funds and additional information regarding each fund in which you can invest is provided in Appendix A --Funds Available Under the Contract. If you have a guaranteed withdrawal benefit rider, you can withdraw a guaranteed amount from the contract during the Accumulation phase. The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the regular Fixed Account and Special DCA Fixed Account.
You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuititzation and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death and living benefits terminate after the annuitization start date unless you chose the lifetime benefit under the SecureSource series rider on the scheduled annuitization date.
Contract features:
Contract Classes. This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts.
Death Benefits. If you die during the Accumulation Phase, we will pay to your beneficiary or beneficiaries an amount at least equal to the contract value. The contract includes a standard death benefit at no additional charge. You may have elected one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
Optional Living Benefits. You may have elected one of the optional living benefits under the contract for an additional fee. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders.  When we refer to the SecureSource Core NY rider, the SecureSource Core Plus NY rider, the SecureSource 4 NY rider, the SecureSource 4 Plus NY rider or the SecureSource 3 NY rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series. SecureSource series rider is a guaranteed withdrawal benefit rider, designed to provide a guaranteed income stream that may last as long as you live, subject to you following the rules of the rider. Accumulation Protector Benefit rider is designed to provide a guaranteed contract value at the end of a specified Waiting Period.

10 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Tax Treatment. You can transfer money between Subaccounts and the regular Fixed Account without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the regular fixed account to one or more eligible Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA fixed account to one or more eligible Subaccounts over a 6 or 12 month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the regular fixed account, Special DCA fixed account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 11

Fee Table and Examples
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from these Contracts. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of purchase payments surrendered)	RAVA 5 Advantage ten-year schedule	RAVA 5 Advantage seven-year schedule	RAVA 5 Select	RAVA 5 Access
Maximum	8%	7%	7%	None

Number of completed years from date of each purchase payment(1)	0	1	2	3	4	5	6	7	8	9	10
RAVA 5 Advantage ten-year schedule	8%	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
RAVA 5 Advantage seven-year schedule	7%	7%	7%	6%	5%	4%	2%	0%
Number of years from contract date(2)	1	2	3	4	5
RAVA 5 Select	7%	6%	5%	4%	0%
RAVA 5 Access	None
(1)
According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
(2)
According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50**
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
** Prior to July 31, 2020, the annual contract administrative charge was $30.
Base Contract Expenses*
(as a percentage of average daily contract value in the variable account)
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule**	Maximum/Current: 1.10%
RAVA 5 Select**	Maximum/Current: 1.35%
RAVA 5 Access**	Maximum/Current: 1.50%
* Base Contract Expenses are called Mortality and Expense Risk Fees in the Contract and elsewhere in this prospectus.
**After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%

12 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 0.25%	Current: 0.15%*
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
*The Current fee can increase up to the Maximum fee. Currently the fee does not vary with the investment option selected (see “SecureSource Legacy Benefit Rider Charge”).
Optional Living Benefits
SecureSource Core NYSM– Single life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.25%	Current: 1.15%
SecureSource Core NYSM – Joint life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.25%	Current: 1.15%
SecureSource Core Plus NYSM – Single life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.75%	Current: 1.50%
SecureSource Core Plus NYSM – Joint life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.75%	Current: 1.50%
SecureSource4NY®– Single life rider fee	Maximum: 2.25%	Current: 1.25%*
SecureSource4NY® – Joint life rider fee	Maximum: 2.25%	Current: 1.25%*
SecureSource4Plus NY® – Single life rider fee	Maximum: 2.75%	Current: 1.50%*
SecureSource4Plus NY® – Joint life rider fee	Maximum: 2.75%	Current: 1.50%*
SecureSource3NY® – Single life rider fee	Maximum: 2.25%	Current: 1.10%
SecureSource3NY® – Joint life rider fee	Maximum: 2.25%	Current: 1.10%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
*
For contract applications signed prior to May 1, 2017, the following fees apply:
Application signed date	Maximum annual rider fee	Initial annual rider fee
5/4/2015 – 5/1/2017, SecureSource4NY®– Single life	2.25%	1.15%
5/4/2015 – 5/1/2017, SecureSource4NY® – Joint life	2.25%	1.15%
5/4/2015 – 5/1/2017, SecureSource4Plus NY® – Single life	2.75%	1.45%
5/4/2015 – 5/1/2017, SecureSource4Plus NY® – Joint life	2.75%	1.45%
(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.15%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
* For contract applications signed prior to 08/20/2018, the following fees apply:
For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/ 2014 – 04/30/2016	2.00%	1.00%
05/01/ 2016 – 08/19/2018	2.00%	1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fee for elective step up (including elective spousal continuation step up) requests for contract applications signed on or after 08/20/2018 are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Current annual rider fees for elective step up (including elective spousal continuation step up) requests for contract applications signed prior to 08/20/2018, are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/2014 – 06/30/2016	2.00%	1.00%
07/01/2016 – 10/15/2018	2.00%	1.30%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 13

Elective step up date:	Maximum annual rider fee	Current annual rider fee
10/16/2018 – 08/31/2020	2.00%	1.00%
09/01/2020 and later	2.00%	2.00%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.44
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.

14 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Examples
These examples are intended to help you compare the cost of investing in these contracts. These costs include Transaction Expenses, Annual ContractExpenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses * and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. Examples for RAVA 5 Advantage contracts assume that you select optional SecureSource Legacy benefit rider and SecureSource Core Plus NY or SecureSource 4 Plus NY rider. Examples for RAVA 5 Select contracts assume that you select the optional ROPP and SecureSource 4 Plus NY rider. Living benefit riders are not available under RAVA 5 Access and examples assume that you select the ROPP death benefit. Please note, some of the optional benefits used in the examples may not have been available when you purchased your contract. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$11,141	$18,357	$25,083	$43,755	$3,799	$11,790	$20,294	$43,705
With a seven-year surrender charge schedule	10,230	17,426	24,135	43,755	3,799	11,790	20,294	43,705
RAVA 5 Select	9,896	17,305	23,306	48,911	4,414	13,602	23,256	48,861
RAVA 5 Access	4,447	13,321	22,303	44,639	4,397	13,271	22,253	44,589
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$8,900	$11,290	$12,380	$16,144	$1,363	$4,240	$7,330	$16,094
With a seven-year surrender charge schedule	8,107	10,761	12,182	17,623	1,517	4,711	8,132	17,573
RAVA 5 Select	7,414	9,515	9,507	20,046	1,773	5,493	9,457	19,996
RAVA 5 Access	1,977	6,010	10,296	21,475	1,927	5,960	10,246	21,425
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 15

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge, depending on the option you select.  If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it  and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional living and death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option)  are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and

16 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The variable account: The Variable Account was established under New York law on April 17, 1996.The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life of NY’s other assets. The Variable Account’s assets are held separately from RiverSource Life of NY’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life of NY.  RiverSource Life of NY is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•
Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 17

insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•
Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
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Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
•
Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
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Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
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Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.

18 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating financial advisors who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
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Subaccounting services, transaction processing, recordkeeping and administration.
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Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 19

•
Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.

20 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the Variable Account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life of NY. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life of NY.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rideror SecureSource Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 21

divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
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for the Special DCA fixed account and the regular fixed account; and
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for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•
the Special DCA fixed account for a six month term;
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the Special DCA fixed account for a twelve month term;
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the approved investment options for the SecureSource Legacy benefit rider or one of the SecureSource series riders and APB riders;
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unless you have elected one of the optional living benefit ridersor SecureSource Legacy benefit rider, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered.

22 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you applied, you may have selected among the following:
•
the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•
how you want to make purchase payments;
•
a beneficiary;
•
under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•
one of the following optional death benefit riders:
•
ROPP Death Benefit (available if you are age 80 or older);
•
MAV Death Benefit; or
•
5-Year MAV Death Benefit;
•
for RAVA 5 Advantage, an additional optional death benefit:
•
SecureSource Legacy Benefit2);
•
for RAVA 5 Advantage, one of the following optional living benefit riders:
•
SecureSource Core NY(2);
•
SecureSource Core Plus NY(2);
•
SecureSource 3 NY(4)
•
SecureSource 4 NY(3);
•
SecureSource 4 Plus NY(3); or
•
Accumulation Protector Benefit(5).
(1)
For RAVA 5 Access contracts, the regular fixed account is not available.
(2)
Available for contract applications signed on or after April 30, 2018.
(3)
Available for contract applications signed on or after May 4, 2015.
(4)
Not available for contract applications signed on or after May 4, 2015.
(5)
Not available for RAVA5 Access contract applications signed on or after Nov. 16, 2015.
We restrict investment options if you select the SecureSource series riders, SecureSource Legacy benefit rider or APB rider and you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 23

payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one nonqualified annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one nonqualified annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for a nonqualified annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we reserve the right to consider your contract void from the start.
Minimum initial purchase payments*
RAVA 5 Advantage
Qualified annuities	$1,000
Nonqualified annuities	$2,000
RAVA 5 Select
Qualified annuities	$2,000
Nonqualified annuities	$10,000
RAVA 5 Access
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

24 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
For RAVA 5 Access: According to our current administrative practice, the Maximum Total Purchase Payments for the first year and total are increased to $3,000,000 through age 75 and $1,000,000 for ages 76 to 90.
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***
Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
Allowed payments except for certain purchase payments for qualified annuities:
Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
Effective May 24, 2021, we are waiving only the $100,000 total additional purchase payment restriction for qualified annuities until further notice.
We reserve the right to change these current rules any time, subject to state restrictions.
These riders also prohibit additional purchase payments if:
(1)you decline any increase to the annual rider fee, or
(2)the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Lifetime Payment Percentage for your current age band ****.
****for SecureSource 4 NY and SecureSource 4 Plus NY available for contract applications signed on or after May 1, 2017, the ALP is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage  for your current age band.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 25

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
Additional purchase payment restrictions for contracts with the SecureSource Legacy benefit rider
The rider prohibits additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.
How to Make Purchase Payments

1 Electronically
Our Service Center or your financial advisor can help you to move money electronically.
You can use the secure site at Ameriprise.com or the Ameriprise Financial app if you are an Ameriprise client.

2 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than 13 months after the contract’s effective date; and no later than
•
the owner’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource Core NY/SecureSource Core Plus NY/SecureSource 4 NY/SecureSource 4 Plus NY/SecureSource 3 NY —  Other Provisions” section regarding options under this rider at the annuitization start date.

26 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the Variable Account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Transaction Expenses
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge from the contract value that is surrendered. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series:
Contract without SecureSource series rider
The FA is the greater of:
•
10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or
•
current contract earnings.
During the first contract year, the FA is the greater of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•
current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•
10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•
current contract earnings; or
•
the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•
current contract earnings; or
•
the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 27

Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.
First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.
Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.
Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage and then adding the total surrender charges. For more information on how these charges are calculated, see Appendix B.
The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected, as shown in the table below:
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.
First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.
Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage. For more information on how these charges are calculated, see Appendix B.
The surrender charge percentage depends on the contract year, as shown

28 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Contract Year	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.
For an example, see Appendix B.
Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.

Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•
surrenders each year that represent the total free amount for that year;
•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•
amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to receive annuity payments for a specified period and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 29

•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•
amounts we refund to you during the free look period; and
•
death benefits.
Contingent events
•
Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•
Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50** from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
** Prior to July 31, 2020, the annual contract administrative charge was $30.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the variable account. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.
The mortality and expense risk fee you pay is based on the product you choose, and the surrender charge schedule that applies to your contract and the contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule*	Maximum/Current: 1.10%
RAVA 5 Select*	Maximum/Current: 1.35%
RAVA 5 Access*	Maximum/Current: 1.50%
*After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%

30 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

MAV Death Benefit	Maximum/ Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
(1)
 Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not have a life contingent payment.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the “Transaction Expenses – Surrender Charge”, will cover sales and distribution expenses.
Optional Living Benefit Charges
SecureSource Core NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.15% for SecureSource Core NY – Single Life rider or SecureSource Core NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option. The SecureSource Core NY — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource Core NY— Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 31

(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the credit base (CB) will be permanently set to zero, and
(iv)
any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.50% for SecureSource Core Plus NY – Single Life rider or SecureSource Core Plus NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option. The SecureSource Core Plus NY — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource Core Plus NY — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the credit base (CB) will be permanently set to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)
any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

32 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 NY Rider Charge
(Offered for Contracts with applications signed on or after May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.25% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB. The maximum BB is $20 million for contracts with applications signed on or after April 30, 2018 and $10 million for contracts with applications signed prior to April 30, 2018. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)
any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 33

SecureSource 4 Plus NY Rider Charge
(Offered for Contracts with applications signed on or after May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.50% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB. The maximum BB is $20 million for contracts with applications signed on or after April 30, 2018 and $10 million for contracts with applications signed prior to April 30, 2018. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v)
any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 NY Rider Charge
(Offered for Contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.15% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

34 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)
any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus NY Rider Charge
(Offered for Contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.45% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 35

Currently the SecureSource 4 Plus NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v)
any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 NY Rider Charge
(Not available for contract applications signed on or after May 4, 2015)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for the SecureSource 3 NY – Single Life rider or the SecureSource 3 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added)or the anniversary contract value, unless the contract value is greater than the maximum BB of $10 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary . We deduct this charge pro rata from the subaccounts in the same proportion as your interest in each subaccount bears to your total variable account contract value. No portion of the charge is deducted from the fixed account.
Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 3 NY rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option The SecureSource 3 NY – Single Life rider and SecureSource 3 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

36 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv)
any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after August 20, 2018, the current initial annual rider fee is 1.15%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.
Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.
We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.
We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
* For contract applications signed prior to 08/20/2018, the following fees apply:
For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/ 2014 – 04/30/2016	2.00%	1.00%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 37

For applications signed:	Maximum annual rider fee	Initial annual rider fee
05/01/ 2016 – 08/19/2018	2.00%	1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fee for elective step up (including elective spousal continuation step up) requests for contract applications signed on or after 08/20/2018 are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Current annual rider fees for elective step up (including elective spousal continuation step up) requests for contract applications signed prior to 08/20/2018, are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/2014 – 06/30/2016	2.00%	1.00%
07/01/2016 – 10/15/2018	2.00%	1.30%
10/16/2018 – 08/31/2020	2.00%	1.00%
09/01/2020 and later	2.00%	2.00%
Optional Death Benefit Rider Charge
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 0.15% .
We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
The SecureSource Legacy benefit rider fee will not exceed a maximum of 0.25%.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•
the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•
plus interest credited;
•
minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•
minus any prorated portion of the contract administrative charge.

38 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;
•
transfers into or out of the subaccounts;
•
partial surrenders;
•
surrender charges;
and a deduction of a prorated portion of:
•
the contract administrative charge;
•
the SecureSource Legacy Benefit rider charge;
•
the SecureSource series rider charge; or
•
Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 39

Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund

40 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)
the age of the participant, (the age of the younger participant under the Joint Option);
(2)
the contract value;
(3)
Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)
One of the Income Guide participants must be an owner or annuitant under the contract.
(2)
Your contract cannot be a beneficially owned IRA.
(3)
You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)
If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)
Your contract cannot have any active or deemed loans on it.
(6)
Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.
(7)
All participants covered by the program must be at least age 50 and no older than age 85.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 41

These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)
You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)
You take a loan on the contract.
(3)
On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)
The death benefit under the contract becomes payable.
(5)
You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)
AFS is no longer the servicing broker-dealer on your contract.
(7)
Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

42 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track
Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.

More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 43

The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•
an investment allocation of 50% in equities and 50% in fixed income instruments (e.g.bonds);
•
average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments (e.g.bonds) allocation that grades upward to 4.0% over a twenty year period;
•
average portfolio volatility of 9.0%;
•
a 1.0% average annual mortality and expense risk fee being assessed; and
•
taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments (e.g.bonds) allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)
the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)
the specific fees of your contract;
(3)
additional purchase payments to the contract;
(4)
withdrawals in addition to the monthly systematic withdrawal;
(5)
partial annuitizations; or
(6)
your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

44 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)
you have elected the Single Option;
(2)
you are age 65;
(3)
your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)
your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 45

$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.

46 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the SecureSource Legacy benefit rider. For transfer rights involving investment options under optional living benefit riders or the SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•
Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•
You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 47

•
You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•
After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)
All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•
Before the annuitization start date, you may transfer contract values between the subaccounts at any time.
•
You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•
After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a Subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and
•
preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;

48 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 49

How to Request a Transfer or Surrender

1 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•
Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic payments if automated partial surrenders are in effect.
•
If you have the SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Certain Benefit Riders”).
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•
If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

2 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

3 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474

50 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes a SecureSource series rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment

1 By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 51

2 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination;
–
you are a qualifying military reservist;
–
you are terminally ill as defined in the Code;
–
you are adopting or are having a baby;
–
you are supplying Personal or Family Emergency Expense;
–
you are a Domestic Abuse Victim: or
–
you are in need to cover Expenses and losses on account of a FEMA declared disaster.

52 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•
If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or SecureSource Legacy benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Effective May 1, 2016, contracts with the SecureSource 4 NY – Single Life and SecureSource 4 Plus NY – Single Life rider cannot add a joint annuitant.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•
If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•
If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•
If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•
The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•
If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the Covered Person under the rider.
For a SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the Covered Spouses under the rider. If ownership is transferred from a Covered Spouse to their revocable trust(s), the annuitant must be one of the Covered Spouses. (See “Optional Benefits — Optional Living Benefits.”)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 53

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the regular fixed account to one or more eligible subaccounts	N/A	N/A
•Transfers not available to the
regular fixed account
•Transfers out of the regular fixed
account, including automated
transfers, are limited to 30% of
regular fixed account value at the
beginning of the contract year or
$10,000, whichever is greater
•Not available with a living benefit

Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment, not transferred contract
value
•Only 6-month and 12-month options
are available
•Transfers occur on a monthly basis
and the first monthly transfer
occurs one day after we receive
your purchase payment

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Income Guide	Provides reporting and monitoring of withdrawals you take from your annuity	N/A	N/A
•Contract owners must be at least
age 50 and no older than age 85
•Available only if the servicing
broker-dealer on your contract is
Ameriprise Financial Services, LLC
•Not available with a living benefit
•Not available if you are making
substantially equal withdrawals
•Not available if you have more than
one systematic withdrawal program
in place
•Systematic withdrawals must be set
up according to the all the terms of
Income Guide
•Your contract cannot have any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A
•Additional systematic payments are
not allowed with automated partial
surrenders
•For contracts with a SecureSource
series rider you may set up
automated partial surrenders up to
the benefit available for withdrawals
under the rider

54 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
•May result in income taxes and IRS penalty on all or a portion of the amounts surrendered
Nursing Home or Hospital Confinement	Allows you to withdraw contract value without asurrender charge	N/A	N/A
•You must be confined to a hospital
or nursing home for the prior
60 days or confinement began
within 30 days following a 60 day
confinement period
•You must be under age 76 on the
contract issue date and
confinement must start after the
contract issue date
•Must receive your surrender request
no later than 91 days after your
release from the hospital or nursing
home
•Amount withdrawn must be paid
directly to you

Terminal Illness	Allows you to withdraw contract value without a surrender charge	N/A	N/A	•Terminal Illness diagnosis must occur in after the first contract year •Must be terminally ill and not expected to live more than 12 months •Amount withdrawn must be paid directly to you
Standard Death Benefit (available for contract owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit.

Standard Death Benefit (available if any contract owner is age 80 and older)	Provides a minimum death benefit equal to the Contract Value after any rider charges have been deducted	N/A	N/A	•Annuitizing the Contract terminates the benefit
Optional Benefits
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	0.35% of average daily contract value in the variable account	0.35%
•Available if any owner is age 80 and
older
•Must be elected at contract issue
•Not available with a SecureSource
series rider
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 55

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%
•Available to owners age 79 and
younger
•Must be elected at contract issue
•For contracts with applucations
signed on or after 4/30/2018, not
available with a SecureSource
series rider
•No longer eligible to increase on
any contract anniversary following
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary following
your 81st birthday
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

SecureSource LegacySM Benefit	For contracts with one of the SecureSource series riders increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders.	0.25% of contract value or SecureSource Legacy Death Benefit amount, whichever is greater	0.15%
•Must be elected at contract issue
•Available only when purchased with
the one of SecureSource series
riders
•Subject to Investment Allocation
restrictions
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•Annuitizing the Contract terminates
the benefit

SecureSource CoreSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	1.15%	•Available to owners age 85 or younger •Must be elected at contract issue •Available as a Single Life or Joint Life option •Not available under an inherited qualified annuity

56 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limits additional purchase
payments

SecureSource Core PlusSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	1.50%
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limits additional purchase
payments

SecureSource4® NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	1.25%
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limits additional purchase
payments

SecureSource4® Plus NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	1.50%
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 57

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limits additional purchase
payments

SecureSource 3 NY	Provides lifetime income regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	1.10%
•Available to owners age 85 or
younger
•Must be elected at contract issue
•Available as a Single Life or Joint
Life option
•Not available under an inherited
qualified annuity
•Subject to Investment Allocation
restrictions
•Certain withdrawals could
significantly reduce the guaranteed
amounts under the rider and the
rider will terminate if the contract
value goes to zero due to an excess
withdrawal
•Limits additional purchase
payments

Accumulation Protector Benefit®	Provides 100% of initial investment or 90% of highest contract anniversary value (adjusted for partial surrenders) at the end of 10 year waiting period, regardless of investment performance	2.00% of contract value or the Minimum Contract Accumulation Value, whichever is greater	Varies by issue date and elective step up date
•Available to owners age 80 or
younger
•Must be elected at contract issue
•Not available with SecureSource
Legacy Benefit or SecureSource
series riders
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant
•The rider ends when the Waiting
Period expires
•Limitations on additional purchase
payments
•Subject to Investment Allocation
restrictions
•Step ups restart the Waiting Period

Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted; or

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•
the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000.
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 59

When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.

60 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined under the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 61

designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•
ROPP Death Benefit;
•
MAV Death Benefit;
•
5- Year MAV Death Benefit; and
•
SecureSource Legacy Benefit (available for contract applications signed on or after April 30, 2018).
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. For contracts with applications signed on or after April 30, 2018, the ROPP Death benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted, or
2.
the ROPP Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. For contracts with applications signed on or after April 30, 2018, the MAV Death Benefit may not be purchased with the SecureSource series rider. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first

62 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
SecureSource Legacy Benefit
(Available for contract applications signed on or after April 30, 2018)
The SecureSource Legacy benefit is an optional benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 63

following SecureSource Series riders: SecureSource Core NY or SecureSource Core Plus NY or SecureSource 4 NY or SecureSource 4 Plus NY riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders.
The SecureSource Legacy provides that if the annuitant dies before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract or any other attached riders. If the owner is the natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed. If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the death benefit under the base contract will not be payable at the annuitant's death.
The SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.
At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)
If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the ALP is established and the withdrawal is less than or equal to the Remaining Annual Lifetime Payment (RALP), the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)
If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the RALP
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
4.
At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•
This rider continues as part of the contract.

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•
At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•
The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. This means that you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See Making the Most of Your Contract – Transferring Among Accounts - Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the covered spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the contract value to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon the annuitant’s death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix D.
Optional Living Benefits
(Offered for contracts with applications signed prior to May 1, 2017)
If you bought a contract prior to May 1, 2017 with an optional guaranteed minimum withdrawal benefit, please use the following table to review the disclosure that applies to the optional benefit you purchased. If you are uncertain as to which optional benefit you purchased, ask your financial advisor, or contact us at the telephone number or address shown on the first page of this prospectus.
If you purchased a contract	and you selected one of the following optional living benefits...	Disclosure for this benefit may be found in the following Appendix:
May 4, 2015 – April 30, 2017	SecureSource 4 NY/ SecureSource 4 Plus NY	Appendix E
Prior to May 4, 2015	SecureSource 3 NY	Appendix E
Optional Living Benefits
(Offered for contracts with applications signed on or after May 1, 2017)
The Optional Living Benefits offered under your contracts on or after May 1, 2017 are described in the sections below.

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SecureSource Series Rider Terms
The following key terms are associated with the following SecureSource series riders: SecureSource 4 NY and SecureSource 4 Plus NY (available on or after May 1, 2017); and SecureSource Core NY and SecureSource Core Plus NY (available on or after April 30, 2018):
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource 4 NY and SecureSource 4 Plus NY, each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and SecureSource Core NY. The Annual Credit is 7% for SecureSource 4 Plus NY and SecureSource Core Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year. For SecureSource 4 NY and SecureSource 4 Plus NY, please note that it may also be referred to as “Current Annual Payment” where your values are displayed in correspondence or on the secure site.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage may increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is 12 years.
Excess Withdrawal: any withdrawal taken before the Annual Lifetime Payment, or that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4 NY and SecureSource 4 Plus NY the Income Bonus may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus is not available under SecureSource Core NY and SecureSource Core Plus NY.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. For SecureSource 4 NY and SecureSource 4 Plus NY It includes a Minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. For SecureSource 4 NY and SecureSource 4 Plus NY, please note that it may also be referred to as “Remaining Annual Payment” where your values are displayed in correspondence or on the secure site.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base (WAB): for SecureSource 4 NY and SecureSource 4 Plus NY, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

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The following key terms only apply to SecureSource 4 Plus NY and SecureSource Core Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).
SecureSource Core NY Rider
(Not available for RAVA 5 Access contracts)
The SecureSource Core NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource Core NY rider may not be purchased with the optional SecureSource Core Plus NY rider, Secure Source 4 NY, SecureSource 4 Plus NY or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”.
The SecureSource Core NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if an Annual Step-up occurs on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the lifetime benefit is available.
For important considerations whether a SecureSource Core NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core NY riders available under your contract:
•
SecureSource Core NY – Single Life

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SecureSource Core NY – Joint Life
The information in this section applies to both SecureSource Core NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core NY — Single Life rider.
The SecureSource Core NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core NY — Single Life rider or the SecureSource Core NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after April 30, 2018;
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource Core NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
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The rider effective date if the younger covered spouse has already reached age 50.
•
The date the younger covered spouse’s attained age equals age 50.

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Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•
Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
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When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
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On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
If the ALP is not established, Excess Withdrawal Processing will occur as follows.

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The BB and CB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the “adjustment for withdrawal” substituting the PBG for the CB or BB.
(B)
If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)
If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
•
Single Life: The BB will be increased by the Annual Credit.
•
Joint Life: The BB will be set to the greater of the current BB, or the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
•
Single Life: The BB will be increased by the Annual Credit.
•
Joint Life: The BB will be set to the greater of the current BB, or. the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $20,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Annual Lifetime Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•
If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the BB multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the covered person (Joint Life: both covered spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The current ALP is fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the ALP is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.

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If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•
If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG. If the ALP is not established, the Minimum Lifetime Payment Percentage will be determined based on the youngest age in the first Age Band.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Core NY rider (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core NY rider is not available.
Under the rider’s payout option, you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.

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Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource Core Plus NY Rider
(Not available for RAVA 5 Access contracts)
The SecureSource Core Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource Core Plus NY rider may not be purchased with the optional SecureSource 4 NY rider, SecureSource 4 Plus NY rider, SecureSource Core Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”.
This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource Core Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if an Annual Step-up occurs on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations whether a SecureSource Core Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 73

Availability
There are two SecureSource Core Plus NY riders available under your contract:
•
SecureSource Core Plus NY – Single Life
•
SecureSource Core Plus NY – Joint Life
The information in this section applies to both SecureSource Core Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Core Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core Plus NY — Single Life rider.
The SecureSource Core Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus NY — Single Life rider or the SecureSource Core Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after April 30, 2018;
•
Single Life: covered person must be at least age 61 but not older than 85 on the date the contract is issued; or
•
Joint Life: covered spouses must be at least age 61 but not older than 85 on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core Plus NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource Core Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

74 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life

61-64	4.25%	3.75%
65-74	5.25%	4.75%
75-79	5.75%	5.25%
80+	6.25%	5.75%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 75

If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(B)If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
•
Single Life: The BB will be increased by the Annual Credit.
•
Joint Life: The BB will be set to the greater of the current BB, or the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the

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BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $20,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Annual Lifetime Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•
If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•
If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the BB multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the covered person (Joint Life: both covered spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract.
•
We will no longer accept additional purchase payments.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 77

•
No more charges will be collected for the rider.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the ALP is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG.
•
After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Core Plus NY rider (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus NY rider is not available.
Under the rider’s payout option, you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

78 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 NY Rider
(Not available for RAVA 5 Access contracts)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource Core NY rider, SecureSource Core Plus NY rider, SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. Effective April 30, 2018, SecureSource 4 NY rider may not be purchased with the optional ROPP Death Benefit and MAV Death Benefit. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”.
The SecureSource 4 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The lifetime benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the lifetime benefit amount is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” section below).
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 79

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the lifetime benefit is available.
Each year, your lifetime benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•
SecureSource 4 NY – Single Life
•
SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after May 1, 2017;
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered

80 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•
The rider effective date if the younger covered spouse has already reached age 50.
•
The date the younger covered spouse’s attained age equals age 50.
•
Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•
Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.5%	1.00%
59-64	4.0%	3.5%	1.00%
65-74	5.0%	4.5%	1.00%
75-79	5.5%	5.0%	1.00%
80+	6.0%	5.5%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 81

Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1), (2) or (3) below, the Income Bonus is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
as of the date of death if the beneficiary elects the Principal Back Guarantee, or
(3)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each (for contracts with applications signed prior to April 30, 2018) or of $20 million each (for contracts with applications signed on or after April 30, 2018),:
1.
At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)
If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

82 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

(D)
If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each (for contracts with applications signed prior to April 30, 2018) or of $20 million for each (for contracts with applications signed on or after April 30, 2018), and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)
if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)
if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10 million (for contracts with applications signed prior to April 30, 2018) or of $20 million (for contracts with applications signed on or after April 30, 2018), so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 83

•
The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Annual Lifetime Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•
If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the BB multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

84 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•
If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG. If the ALP is not established, the Minimum Lifetime Payment Percentage will be determined based on the youngest age in the first Age Band.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.
Under the rider’s payout option, you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 85

•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
(Not available for RAVA 5 Access contracts)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource Core NY rider, SecureSource Core Plus NY rider, SecureSource 4 NY rider or Accumulation Protector Benefit rider. Effective April 30, 2018, SecureSource 4 Plus NY rider may not be purchased with the optional ROPP Death Benefit and MAV Death Benefit. This benefit is intended to provide to you, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The lifetime benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the lifetime benefit amount is fixed for the remainder of that contract year (except as stated in the “Lifetime Payment Percentage” section below).
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

86 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your lifetime benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•
SecureSource 4 Plus NY – Single Life
•
SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after May 1, 2017;
•
Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•
Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity or with RAVA 5 Access.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses’ lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 87

The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
58	3.0%	2.5%	1.00%
59-64	4.0%	3.5%	1.00%
65-74	5.0%	4.5%	1.00%
75-79	5.5%	5.0%	1.00%
80+	6.0%	5.5%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1), (2) or (3) below, the Income Bonus is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when the contract value reduces to zero, or
(2)
as of the date of death if the beneficiary elects the Principal Back Guarantee, or
(3)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.

88 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each (for contracts with applications signed prior to April 30, 2018) or of $20 million each (for contracts with applications signed on or after April 30, 2018):
1.
At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 89

Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each (for contracts with applications signed prior to April 30, 2018) or of $20 million for each (for contracts with applications signed on or after April 30, 2018), and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary if the initial Credit Period starts on the rider effective date
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)
if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)
if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the WAB and BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10 million (for contracts with applications signed prior to April 30, 2018) or of $20 million (for contracts with applications signed on or after April 30, 2018), so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•
The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater.

90 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Annual Lifetime Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•
If the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less of or equal to the RALP (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the BB multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 91

At Death:
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
Joint Life and Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the BB on the date of death multiplied by the Minimum Lifetime Payment Percentage on the date of death will be paid annually until total payments to the beneficiary are equal to the PBG.
•
After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•
The ALP is recalculated based on the Minimum Lifetime Payment Percentage and fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.
Under the rider’s payout option, you will receive the Annual Lifetime Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.

92 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•
Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•
Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum  Lifetime Payment Percentage or your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus NY, if the withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (see “Determination of Adjustments of Benefit Values” under each rider)..
•
Investment Allocation Restriction: You must invest in approved investment options which will vary by rider. For certain SecureSource series riders, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•
Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•
Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•
Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 93

the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•
Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•
Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•
Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•
Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•
Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•
Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the

94 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•
Continue your contract;
•
Take partial surrenders or make a full surrender; or
•
Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•
You must invest in approved investment options. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below and for the list of available funds, see Appendix A: Funds Available Under the Optional Living Benefits Offered Under the Contract - Investment Allocation Restrictions for the SecureSource 3 NY and Accumulation Protector Benefit Rider".  ) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•
You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•
If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•
If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)
is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 95

(b)
is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.
90% of the contract value on the contract anniversary (after charges are deducted); or
2.
the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•
The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
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After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
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In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•
The rider will terminate on the annuitization start date.
•
Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.

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For an example, see Appendix D.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect the the SecureSource Legacy benefit rider, SecureSource 3 NY benefit rider, or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds.
For the list of Portfolio Stabilizer funds available, please see Appendix A: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource 3 NY or Accumulation Protector Benefit Rider.
If you have elected one of the SecureSource series riders (SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY) alone or in combination with the optional SecureSource Legacy benefit rider on or after Oct. 22, 2018, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds (collectively “the Funds”) under the terms of the rider.
For the list of Portfolio Stabilizer and Portfolio Navigator funds available, please see Appendix A: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders.
We require investment in the Funds in order to reduce our financial risk and expense in offering guaranteed living benefits. The Funds are available to all contract owners, regardless of whether an optional benefit rider has been elected. Currently we offer nine Portfolio Stabilizer funds and for the SecureSource series riders and SecureSource Legacy benefit rider in combination with one of these riders, we also offer three Portfolio Navigator funds. We reserve the right to reduce the number of available funds to one.
We reserve the right to add, remove or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any). We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
Investing in the Funds. You are responsible for determining which Funds are best for you. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Portfolio Stabilizer funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.

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Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the SecureSource Legacy benefit rider SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the SecureSource Legacy benefit rider SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Legacy benefit rider SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the Fixed Account and Variable Account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
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the annuity payout plan you select;
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the annuitant’s age and, in most cases, sex;
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the annuity table in the contract; and
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the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

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Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the Variable Account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•
Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•
Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.

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Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
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in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
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over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of Covered Person (Joint Life: both Covered Spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the

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annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you have a valid U.S. address and payments are delivered inside the United States, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•
because of your death or in the event of nonnatural ownership, the death of the annuitant;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if it is allocable to an investment before Aug. 14, 1982; or
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if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time

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of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges of nonqualified annuities: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.

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Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities where RiverSource or Ameriprise Trust Company is responsible for tax reporting: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•
the payout is a RMD as defined under the Code;
•
the payout is made on account of an eligible hardship; or
•
the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•
to pay certain medical or education expenses (IRAs only);
•
if the distribution is made from an inherited IRA; or
•
any other instances, as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements, you are responsible for keeping all records

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 103

tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

104 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your contract; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
•
laws or regulations change;
•
the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.
If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
•
add new Subaccounts;
•
combine any two or more Subaccounts;
•
transfer assets to and from the Subaccounts or the Variable Account; and
•
eliminate or close any Subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•
Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•
The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 105

•
We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•
compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•
revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract owners, including surrender charges; and
•
fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•
The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•
To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

106 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
RiverSource Life of NY (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the RiverSource of New York Variable Annuity Account, as well as the consolidated financial statements of RiverSource Life of NY, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 107

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.  See table below, “Funds Available Under the Optional Benefits Offered Under the Contract".
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	10.43%	3.15%	3.82%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.90%	24.95%	15.87%	15.67%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	15.05%	11.72%	10.78%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	18.70%	6.60%	8.65%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	40.60%	14.15%	5.07%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited, sub-adviser.	1.02%[2]	9.01%	5.74%	5.33%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	7.09%	5.69%	8.94%

108 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	23.09%	9.62%	14.78%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Corporate Bond Fund (Class 2) (previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)) Columbia Management Investment Advisers, LLC	0.72%[2]	3.30%	(0.78%)	0.63%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.92%	25.74%	8.14%	13.77%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.98%[2]	15.12%	5.97%	8.62%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	6.13%	(0.70%)	0.46%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	5.45%	(8.32%)	(1.01%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.71%	3.42%	2.09%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	6.88%	2.18%	3.51%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	5.71%	1.86%	3.07%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 109

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.77%	1.73%	(3.72%)	(0.06%)
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	31.01%	8.59%	17.18%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	4.64%	1.48%	1.81%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.72%[2]	(4.39%)	(9.65%)	(3.58%)
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	3.16%	0.41%	3.87%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%	12.58%	5.04%	9.29%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	23.37%	2.06%	10.80%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	12.27%	3.73%	9.58%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	13.66%	2.95%	9.19%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	4.51%	0.33%	1.82%

110 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	1.33%	(2.91%)	(1.06%)
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	1.53%	(3.33%)	(0.39%)
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	(1.20%)	(5.46%)	(0.78%)
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.07%	9.86%	(1.90%)	4.79%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) (on or about June 1, 2025 to be known as CTIVP® - Principal Large Cap Growth Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.94%	21.12%	6.58%	13.51%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	11.68%	4.99%	8.18%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	0.51%	(3.13%)	(0.53%)
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.62%	5.26%	10.59%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Wellington Large Cap Value Fund (Class 2) (previously CTIVP® - MFS® Value Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Wellington Management Company LLP, subadviser.	0.87%[2]	11.44%	3.99%	7.77%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 111

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	17.19%	2.87%	10.02%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.94%	27.15%	(0.79%)	10.38%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.26%	5.30%	3.97%	2.83%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.45%	16.74%	13.33%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	17.18%	11.06%	8.94%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.89%	5.78%	2.54%	3.34%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%[2]	7.20%	5.29%	5.27%

112 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.90%[2]	11.71%	8.36%	8.17%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[1] Invesco Advisers, Inc.	1.06%[2]	3.56%	2.51%	3.57%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.06%	15.78%	9.21%	9.58%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.18%[2]	3.02%	(0.43%)	1.28%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	1.63%	0.09%	1.35%
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Seeks long-term capital appreciation.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.05%[2]	8.60%	2.33%	4.35%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class American Century Investment Management, Inc.	0.86%[2]	9.29%	8.41%	8.01%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 113

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust,adviser, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, sub-advisers	0.85%[2]	12.44%	6.56%	5.27%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	41.73%	11.11%	12.02%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	2.37%[2]	3.57%	4.31%	4.25%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.28%[2]	10.75%	6.03%	5.75%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	(0.13%)	1.43%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%[2]	(11.37%)	(4.85%)	(2.03%)

114 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	14.41%	5.46%	6.69%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.04%	13.20%	2.78%	7.64%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.87%[2]	4.42%	(1.47%)	1.46%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	9.41%	0.49%	3.90%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	11.70%	1.93%	5.68%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	4.31%	(1.86%)	0.96%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	6.80%	(0.87%)	2.32%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.01%	11.98%	1.11%	5.18%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.41%	0.18%	3.82%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.97%	8.72%	0.80%	4.73%

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 115

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.01%	11.00%	1.68%	6.13%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	6.41%	(0.45%)	2.98%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	2.01%	(2.22%)	(0.10%)
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.93%	23.10%	8.09%	13.75%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.07%	5.58%	(0.14%)	4.57%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.06%[2]	(1.41%)	(6.20%)	2.17%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.05%[2]	4.30%	2.49%	2.87%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser;Goldman Sachs Asset Management, LP and Segall Bryant & Hamill LLC, subadvisers.	1.10%[2]	18.70%	(3.47%)	6.11%

116 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.09%[2]	7.70%	1.28%	5.98%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	9.41%	0.44%	2.89%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	17.15%	3.60%	6.12%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.93%	13.19%	2.05%	4.57%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Franklin Templeton Fund Adviser, LLC, adviser; Western Asset Management Company, LLC, subadviser.	1.06%	6.70%	1.81%	3.45%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
Funds Available Under the Optional Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following tables. See “Investment Allocation Restrictions for Certain Benefit Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE 3 NY OR ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the SecureSource 3 NY or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1. Variable Portfolio – Managed Risk Fund (Class 2)(1)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2) (1)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (1)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 117

9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
(1)
Not available for contracts with Accumulation Protector Benefit rider and applications signed prior to Aug. 20, 2018.
INVESTMENT ALLOCATION RESTRICTIONS FOR  SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUSNY BENEFIT RIDERS
For contracts issued with the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY or  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1. Variable Portfolio – Moderate Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Conservative Portfolio (Class 2)

118 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix B: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 119

			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

120 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 121

			Contract with Gain	Contract with Loss
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$57,950.00	$38,118.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•
You have made no prior surrenders.

122 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 123

Appendix C: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, , Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract (with the ROPP rider) with a payment of $20,000.
•
The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract (with the MAV rider) with a payment of $20,000.
•
On the first contract anniversary the contract value grows to $24,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•
On the fifth contract anniversary the contract value grows to $30,000.
•
During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

124 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 125

Appendix D: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource CORE Riders/SecureSource LEGACY RIDERS*
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4.00% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4.00%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	-	4.00%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4.00%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	-	5.00%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
*note:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource CORE Plus Riders/SecureSource LEGACY RIDERS*
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

126 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	Credit Base	Benefit Base	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	$4,250	$4,250	4.25% (1)
1	—	-	98,000	200,000	100,000	107,000	100,000	4,548	4,548	4.25%
2	—	-	105,000	200,000	100,000	114,000	105,000	4,845	4,845	4.25%
3	—	-	122,000	200,000	122,000 (2)	122,000	122,000	5,185	5,185	4.25%
4	—	-	115,000	200,000	122,000	130,540	122,000	6,853	6,853	5.25% (3)
5	—	-	108,000	200,000	122,000	139,080	122,000	7,302	7,302	5.25%
6	—	-	133,000	200,000	122,000	147,620	133,000	7,750	7,750	5.25%
7	—	-	135,000	200,000	122,000	156,160	135,000	8,198	8,198	5.25%
8	—	-	142,000	200,000	122,000	164,700	142,000	8,647	8,647	5.25%
9	—	-	136,000	200,000	122,000	173,240	142,000	9,095	9,095	5.25%
10	—	-	147,000	200,000	122,000	181,780	147,000	9,543	9,543	5.25%
11	—	-	157,000	200,000	122,000	190,320	157,000	9,992	9,992	5.25%
12	—	-	163,000	-	122,000	200,000 (4)	163,000	10,500	10,500	5.25%
12.5	—	10,500	161,000	-	122,000	200,000	152,500	10,500	-	5.25%
13	—	-	154,000	-	122,000	200,000 (5)	154,000	10,500	10,500	5.25%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)
The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
* note:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource 4 Riders/ SecureSource LEGACY RIDERS*
(available for contract applications signed on or after May 1, 2017)
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal AdjustmentBase	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	5,300	5,300	5%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,600	5,600	5%
3	—	—	120,000	120,000 (2)	120,000	120,000	0.0%	120,000	6,000	6,000	5%
3.5	—	6,000	114,000	120,000	120,000	114,000	0.0%	114,000	6,000	—	5%
4	—	—	115,000	120,000	120,000 (3)	115,000	0.0%	115,000	6,000	6,000	5%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	6,360	6,360	5%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	8,400	8,400	6% (4)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,904	8,904	6%
7.5	—	10,000	110,000	138,619	146,936 (5)	136,033	19.1%	129,803	8,816	—	6%
8	—	—	105,000	138,619	146,936	136,033	22.8%	129,803	7,347	7,347	5% (6)
9	—	—	116,000	138,619	155,253	143,733	19.3%	129,803	9,315	9,315	6%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 127

(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $8,904 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
*NOTE:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource 4 Plus Riders/ SecureSource LEGACY RIDERS*
(available for contract applications signed on or after May 1, 2017)
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional paymemts to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)
1	—	—	98,000	200,000	100,000	107,000	107,000	8.4%	100,000	5,350	5,350	5%
2	—	—	105,000	200,000	100,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	0.0%	122,000	6,100	6,100	5%
4	—	—	115,000	200,000	122,000	130,540	130,540	11.9%	122,000	7,832	7,832	6%
5	—	—	108,000	200,000	122,000	139,080	139,080	22.3%	122,000	6,954	6,954	5% (3)
6	—	—	133,000	200,000	122,000	147,620	147,620	9.9%	133,000	8,857	8,857	6%
7	—	—	135,000	200,000	122,000	156,160	156,160	13.6%	135,000	9,370	9,370	6%
8	—	—	142,000	200,000	122,000	164,700	164,700	13.8%	142,000	9,882	9,882	6%
9	—	—	136,000	200,000	122,000	173,240	173,240	21.5%	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	181,780	19.1%	147,000	10,907	10,907	6%
11	—	—			122,000	190,320	190,320	17.5%	157,000	11,419	11,419	6%
12	—	—	163,000	—	122,000	200,000 (4)	200,000	18.5%	163,000	12,000	12,000	6%
12.5	—	12,000	151,000	—	122,000	200,000 (5)	185,276	18.5%	151,000	12,000	—	6%
13	—	—	152,000	—	122,000	200,000	185,276	18.0%	152,000	10,000	10,000	5%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)
The Base Doubler value was greater than the Benefit Base (after it was increased by the Annual Credit), the Benefit Base is increased to 200,000 and the Base Doubler changes to 0.
(5)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
*NOTE:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.

128 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Example — SecureSource 4 NY Riders
(available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	—	4%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	—	5%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 129

Example — SecureSource 4 Plus NY Riders
(available for contract applications signed on or after May 4, 2015 but prior to May 1, 2017)
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	Credit Base	Benefit Base	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	$4,000	$4,000	4% (1)
1	—	—	98,000	200,000	100,000	107,000	100,000	4,280	4,280	4%
2	—	—	105,000	200,000	100,000	114,000	105,000	4,560	4,560	4%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	4,880	4,880	4%
4	—	—	115,000	200,000	122,000	130,540	122,000	6,527	6,527	5%
5	—	—	108,000	200,000	122,000	139,080	122,000	6,954	6,954	5%
6	—	—	133,000	200,000	122,000	147,620	133,000	7,381	7,381	5%
7	—	—	135,000	200,000	122,000	156,160	135,000	7,808	7,808	5%
8	—	—	142,000	200,000	122,000	164,700	142,000	8,235	8,235	5%
9	—	—	136,000	200,000	122,000	173,240	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	147,000	9,089	9,089	5%
11	—	—	157,000	200,000	122,000	190,320	157,000	9,516	9,516	5%
12	—	—	163,000	—	122,000	200,000 (3)	163,000	10,000	10,000	5%
12.5	—	10,000	161,000	—	122,000	200,000	153,000	10,000	—	5%
13	—	—	154,000	—	122,000	200,000 (4)	154,000	10,000	10,000	5%
(1)
For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
The Base Doubler value was greater than the Benefit Base (after it was increased by the Annual Credit), the Benefit Base is increased to 200,000 and the Base Doubler changes to 0.
(4)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
Example — SecureSource 3 NY Riders
Assumptions:
•
You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•
You are the sole owner and also the annuitant. You are age 61.
•
Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%
1	0	0	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	0	0	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	0	0	120,000	120,000 (1)	120,000	120,000	4,800	4,800	4.00%
3.5	0	4,800	115,200	120,000	120,000	115,200	4,800	0	4.00%
4	0	0	113,000	120,000	120,000 (2)	115,200	4,800	4,800	4.00%
5	0	0	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	0	0	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (3)
7	0	0	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	0	10,000	110,000	136,792	144,999 (4)	129,542	7,250	0	5.00%

130 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
8	0	0	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	0	0	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)
Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)
Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)
The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•
You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•
You make no additional purchase payments.
•
You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 131

Appendix E: SecureSource Series Riders Disclosure
(Offered for Contracts with Applications signed prior to May 1, 2017)
This appendix contains description of previously offered optional living benefit riders: SecureSource 4 NY, SecureSource 4 Plus NY and SecureSource 3 NY riders.
SecureSource Series Rider Terms
The following key terms are associated with  the SecureSource 4 NY, SecureSource 4 Plus NY (offered on or after May 4, 2015 but prior to May 1, 2017) and SecureSource 3 NY riders:
Key Terms
Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and SecureSource 3 NY. (Exception: For Secure Source 3 NY, if the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.) The Annual Credit is 7% for SecureSource 4 Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The annual withdrawal amount guaranteed by the rider can vary each contract year.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3 NY. The credit period is 12 years for SecureSource 4 NY and SecureSource 4 Plus NY.
Excess Withdrawal: a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if an Excess Withdrawal is processed.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
The following key terms only apply to SecureSource 4 Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).

132 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

SecureSource 4 NY Rider
(Available for contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”.
The SecureSource 4 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. The SecureSource 4 NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. (see “Lifetime Payment Percentage” section below).
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider. (see “Determination of Adjustments of Benefit Values”).
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the lifetime benefit is available.
For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Optional Living Benefits –Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•
SecureSource 4 NY – Single Life
•
SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 133

The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after May 4, 2015, but prior to May 1, 2017;
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•
The rider effective date if the younger covered spouse has already reached age 50.
•
The date the younger covered spouse’s attained age equals age 50.
•
Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•
Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

134 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except: If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.
At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)
If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 135

(C)
If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

136 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•
If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The current ALP is fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•
If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 137

•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.
If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.
If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
In either of the above cases:
•
The Lifetime Payment Percentage used will be set as of the date of death.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.

Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.

138 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

For an example, see Appendix D.
SecureSource 4 Plus NY Rider
(Available for contracts with applications signed on or after May 4, 2015 but prior to May 1, 2017)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource 4 NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. The contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If the contract value is reduced to zero as a result of market performance, fees or charges, or a withdrawal that is less than or equal to the Remaining Annual Lifetime Payment, then the owner will receive the Annual Lifetime Payment as described in the “Other provisions – Rules for Surrender”. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” section below).
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the lifetime benefit is available.
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Optional Living Benefits –Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•
SecureSource 4 Plus NY – Single Life
•
SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 139

The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•
Your contract application is signed on or after May 4, 2015, but prior to May 1, 2017;
•
Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•
Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage, that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%

140 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): If no withdrawal has been taken since the Annual Lifetime Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.
At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(B)
If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary if the initial Credit Period starts on the rider effective date

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 141

The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Annual Lifetime Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.

142 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•
If the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The current ALP is fixed for as long as payments are made.
•
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
•
The ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
•
After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•
The Lifetime Payment Percentage used will be set as of the date of death.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 143

Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider (see “The Annuitization Start Date”). If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.

Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract..
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 3 NY Rider
(Not available for contract applications signed on or after May 4, 2015)
The SecureSource 3 NY rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 3 NY rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 3 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and

144 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 NY rider may be not appropriate for you if:
•
you anticipate the need for early or Excess Withdrawals; or
•
you want to invest in funds other than those offered under the Portfolio Stabilizer fund(s).
The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the lifetime benefit is available.
 For important considerations whether a SecureSource 3 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
AVAILABILITY
There are two SecureSource 3 NY riders available under your contract:
•
SecureSource 3 NY – Single Life
•
SecureSource 3 NY – Joint Life
The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:
•    Your contract application is signed prior to May 4, 2015;
•
Single Life: you are 85 or younger on the date the contract is issued; or
•
Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 NY riders are not available under an inherited qualified annuity.
The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 3 NY rider, see “SecureSource Series Rider Terms” section above.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 145

Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•
The rider effective date if the younger covered spouse has already reached age 50.
•
The date the younger covered spouse’s attained age equals age 50.
•
Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•
Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3%	2.5%
59-64	4%	3.5%
65-79	5%	4.5%
80+	6%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•
On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).

146 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•
For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.
At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)
If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)
If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)
If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 147

The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage. If the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.
The BB will be set to the greater of:
(i)
the current BB, or
(ii)
the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Annual Lifetime Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

148 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•
If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–
We will no longer accept additional purchase payments.
–
No more charges will be collected for the rider.
–
The current ALP is fixed for as long as payments are made.
–
The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•
If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•
continue the contract under the spousal continuation option.
The beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.
If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.
If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
In either of the above cases:
•
The Lifetime Payment Percentage used will be set as of the date of death.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 149

and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last covered spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).
•
When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.

150 RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)
Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•
A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•
The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•
Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•
Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•
Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)
determined by us each calendar year;
(2)
based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)
based on the value of this contract alone on the date it is determined;
(4)
based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)
based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.
IRAs under Section 408(b) of the Code;
2.
Roth IRAs under Section 408A of the Code;
3.
SIMPLE IRAs under Section 408(p) of the Code;
4.
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.
Custodial and investment only plans under section 401(a) of the Code;
6.
TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus 151

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
PRO9009_12_D01_(05/25)
Reports and other information about RiverSource Life of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000125469
© 2008-2025 RiverSource Life Insurance Company. All rights reserved.

PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2025 filed electronically as Part B to Post-Effective Amendment No. 6 to Registration Statement No. 333-230375, is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio
Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement
No. 333-03867 is incorporated by reference.

(ii)
Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and
Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable
Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New
York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable
Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or
about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about
Jan.25, 2013 is incorporated by reference.

(ii)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381 NY) and data pages filed electronically as Exhibit 4.2 to Registrant’s Initial registration Statement on Form N-4 No.333-186220 on or about Jan.25,
2013 is incorporated by reference.

(iii)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382 NY) and data pages filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about
Jan.25, 2013 is incorporated by reference.

(iv)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's
Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(v)
Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(vi)
Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(vii)
Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is
incorporated by reference.

(viii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(ix)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(x)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(xi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(xii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(xiii)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as
Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 333-186218, filed on or about Jan.25,
2013 is incorporated by reference.

(xiv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.14to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-186220 is
incorporated by reference herewith.

(xv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page filed electronically as Exhibit 4.15 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

(xvi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.16 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

(xvii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page filed electronically as Exhibit 4.17 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-186220 is incorporated by reference herewith.

(xviii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider (form 113486-JTNY) and data page filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No.9 to Registration Statement
No. 333-186220 is incorporated by reference herewith.

(xix)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider (form 113486-SGNY) and data page filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No.9 to Registration Statement
No. 333-186220 is incorporated by reference herewith.

(xx)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider (form 113487-JTNY) and data page filed electronically as Exhibit 4.20 to Registrant’s Post-Effective Amendment No.9 to Registration Statement
No. 333-186220 is incorporated by reference herewith.

(xxi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider (form 113487-JTNY)
and data page filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No.9 to Registration Statement
No. 333-186220 is incorporated by reference herewith.

(xxii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is
incorporated by reference herewith.

(xxiii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Rider and data page filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is
incorporated by reference herewith.

(xxiv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Plus Rider and data page filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is
incorporated by reference herewith.

(xxv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page filed electronically as Exhibit 4.25 to Registrant’s Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is
incorporated by reference herewith.

(xxvi)
Form of Guaranteed Minimum Death Benefit Rider Single Life Rider and data page filed electronically as Exhibit 4.26 to
Registrant’s Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is incorporated by reference herewith.

(xxvii)
Form of Guaranteed Minimum Death Benefit Rider Single Life Rider) is filed electronically as Exhibit 4.27 to Registrant’s
Post-Effective Amendment No.10 to Registration Statement No. 333-186220 is incorporated by reference herewith.

(e)
Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration
Statement No. 333-91691 is incorporated herein by reference.See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.

(f)	(i)
Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as
Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.

(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and
AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to
Registration Statement No. 333-44644 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance
Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's
Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(vii)
Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life
Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’sPost-Effective Amendment No. 24 is incorporated by reference.

(viii)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(ix)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to
Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(x)
Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger
Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment
No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xi)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York
and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective
Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xii)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration
Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York,
BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s
Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein..

(xiv)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York,
RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS
Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as
Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about
May 11, 2012 is incorporated by reference herein.

(xv)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvi)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities
Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s
Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios,
Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xviii)
Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life
Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and
Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance
Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series
Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith
Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason
Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series
Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment
No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(xx)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc.,
Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life
Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(xxi)
Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise
Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement
No. 333-91691 is incorporated herein by reference.

(xxii)
Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York,
RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc.
filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement
No. 333-91691 is incorporated herein by reference.

(xxiii)
Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment
Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to
Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)		Not applicable.
(j)		Not applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated April 24, 2025, filed electronically as
Exhibit (p) to RiverSource of New York Variable Annuity’s Post-Effective Amendment 20 to Registration Statement
on Form N-4, File No.333-230375, is incorporated herein by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Diana M. Marchesi	1333 Jones St. #401San Francisco CA 94109	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary
Mark Gorham		Director and Vice President - Insurance Product Development
Karen M. Bohn	940 Cape Marco Drive #2205Marco Island FL 34145	Director
Ronald L. Guzior	BST& Co. CPAs, LLP 26 Computer Drive West Albany, NY 12205	Director
Sara S. Janz		Director
Brian E. Hartert		Director
Jason J. Poor		Senior Vice President – Service & Operations
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Kara D. Sherman		Vice President – National Sales Manager - Insurance
*
Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager Limited	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.

1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)
5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Bartylla S. Jason	Chief Financial Officer
Sara S. Janz	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$ 20,338,738	None	None	None
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Co. of New York (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on April 28, 2025.
RiverSource of New York Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 28, 2025.

RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero President and Chief Executive Officer
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2025.
Signature	Title
/s/ Gumer C. Alvero	President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L. Kehn	Director, Senior Vice President and Chief Actuary
Kevin L. Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Chairman of the Board, Senior Vice President – Service & Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bohn
/s/ Sara S. Janz	Director
Sara S. Janz
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated April 24, 2025, filed electronically as Exhibit (p) to RiverSource of New York Variable Annuity’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230375, is incorporated by reference herewith, by:
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 18
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
RiverSource RAVA 5 Select Variable Annuity
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2025 filed electronically as Part B to Post-Effective Amendment No. 6 to Registration Statement No. 333-230375, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm